Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2012
Compensation and benefits
Compensation and benefits
in	6M12	6M11

Compensation and benefits (CHF million)

Salaries and variable compensation	5,731	6,054

Social security	456	516

Other [1]	504	499

Compensation and benefits [2]	6,691	7,069

1 Includes pension and other post-retirement expense of CHF 383 million and CHF 374 million in 6M12 and 6M11, respectively. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 168 million and CHF 142 million as of 6M12 and 6M11, respectively.